Debt - Key terms of issuance of convertible notes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments item $ / shares shares	Dec. 31, 2022 USD ($) item EquityInstruments	Dec. 31, 2021 USD ($) item EquityInstruments	Dec. 31, 2020 item EquityInstruments	Dec. 31, 2019 item EquityInstruments	Dec. 31, 2017 EquityInstruments item $ / shares shares
Borrowings
Conversion price | $ / shares	$ 3.50
Conversion price adjustment occurrence period	3 months
Conversion price adjustment period	1 year
Conversion price adjustment as percent of threshold price	70.00%
Gain on fair value adjustment of convertible note financial liabilities | $	$ 2,619,000,000	$ 2,673,000,000
Loss on fair value adjustment of convertible note financial liabilities | $	$ 4,047,000,000	$ 3,123,000,000
Minimum
Borrowings
Conversion price | $ / shares	$ 3.50
Conversion price adjustment as percent of threshold price	70.00%
Maximum
Borrowings
Threshold conversion price | $ / shares	$ 3.50
i Best Investment Co., Ltd. | Kyeongho Lee
Borrowings
Collateral, number of shares | shares	40,000
M-Venture Investment, Inc. | Kyeongho Lee
Borrowings
Collateral, number of shares | shares	170,000
1st convertible note | SG Ace Inc
Borrowings
Early repayment exercise, number of times | item						4
Early repayment exercise period						7 days
Early repayment commencement after issue of convertible notes						2 years
Early repayment exercisable period						3 years
Debt maturity term						3 years
Annual interest rate						4.00%
Conversion price | $ / shares						$ 3.50
Debt instrument conversion price prior to issuance of equity instruments | $ / shares						$ 3.50
Debt conversion, period prior to issuance of equity instruments						7 days
Number of convertible shares | EquityInstruments						5,142,858
1st convertible note | SG Ace Inc | Kyeongho Lee | Related party
Borrowings
Collateral, number of shares | shares						885,867
2nd convertible note | M-Venture Investment, Inc. and one (1) institution
Borrowings
Early repayment exercise, number of times | item						4
Early repayment exercise period						7 days
Early repayment commencement after issue of convertible notes						2 years
Early repayment exercisable period						3 years
Debt maturity term						3 years
Annual interest rate						4.00%
Debt instrument conversion price prior to issuance of equity instruments | $ / shares						$ 3.50
Debt conversion, period prior to issuance of equity instruments						7 days
Number of convertible shares | EquityInstruments						5,142,858
2nd convertible note | M-Venture Investment, Inc. and one (1) institution | Kyeongho Lee | Related party
Borrowings
Collateral, number of shares | shares						885,867
7th convertible note | NA Korea Trans Fund No.4, one (1) institution and eight(8) individual investors
Borrowings
Early repayment exercise, number of times | item					4
Early repayment exercise period					7 days
Early repayment commencement after issue of convertible notes					1 year
Early repayment exercisable period					2 years
Debt maturity term					3 years
Annual interest rate					4.00%
Number of convertible shares | EquityInstruments					553,790
16th convertible note | NA Korea Trans Fund No.4 and two (2) individual investors
Borrowings
Early repayment exercise, number of times | item				4
Early repayment exercise period				7 days
Early repayment commencement after issue of convertible notes				2 years
Early repayment exercisable period				3 years
Debt maturity term				3 years
Annual interest rate				4.00%
Number of convertible shares | EquityInstruments				102,597
22nd convertible note | i Best Investment Co., Ltd.
Borrowings
Early repayment exercise, number of times | item			4
Early repayment exercise period			7 days
Early repayment commencement after issue of convertible notes			2 years
Early repayment exercisable period			3 years
Debt maturity term			3 years
Annual interest rate			4.00%
Number of convertible shares | EquityInstruments			874,286
22nd convertible note | i Best Investment Co., Ltd. | Kyeongho Lee | Related party
Borrowings
Collateral, number of shares | shares	175,000
23rd convertible note | Jeju Semiconductor Corp.
Borrowings
Early repayment exercise, number of times | item			4
Early repayment exercise period			7 days
Early repayment commencement after issue of convertible notes			2 years
Early repayment exercisable period			3 years
Debt maturity term			3 years
Annual interest rate			4.00%
Number of convertible shares | EquityInstruments			245,714
24th convertible note | Individual investor
Borrowings
Early repayment exercise, number of times | item			4
Early repayment exercise period			7 days
Early repayment commencement after issue of convertible notes			2 years
Early repayment exercisable period			3 years
Debt maturity term			3 years
Annual interest rate			7.00%
Number of convertible shares | EquityInstruments			180,000
25th convertible note | M-Venture Investment, Inc.
Borrowings
Early repayment exercise, number of times | item		4
Early repayment exercise period		7 years
Early repayment commencement after issue of convertible notes		1 year
Early repayment exercisable period		2 years
Debt maturity term		3 years
Annual interest rate		5.00%
Number of convertible shares | EquityInstruments		1,000,000
26th convertible note | Access Bio, Inc
Borrowings
Early repayment exercise, number of times | item		8
Early repayment exercise period		7 days
Early repayment commencement after issue of convertible notes		1 year
Early repayment exercisable period		3 years
Debt maturity term		3 years
Annual interest rate		4.00%
Number of convertible shares | EquityInstruments		1,428,571
27th convertible note | Blacktree Co., Ltd
Borrowings
Early repayment exercise, number of times | item	4
Early repayment exercise period	7 days
Early repayment commencement after issue of convertible notes	2 years
Early repayment exercisable period	3 years
Debt maturity term	3 years
Annual interest rate	5.00%
Conversion price | $ / shares	$ 6.67
Debt instrument conversion price prior to issuance of equity instruments | $ / shares	$ 3.50
Debt conversion, period prior to issuance of equity instruments	7 days
Number of convertible shares | EquityInstruments	299,850
5th convertible note | Amber International Ltd
Borrowings
Principal amount | $			$ 708,000